Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Non-Current Assets
12.	OTHER NON-CURRENT ASSETS

	As of December 31,
	2020	2021
	RMB	RMB
Long-term rental deposits	50,509	42,863
Prepaid service fees	-	14,250
Loans to employees	-	11,800
Prepaid consideration for an acquisition	95,427	5,040
Prepaid long-term celebrity endorsement fees	3,996	1,804
Others	2,126	4,463
	152,058	80,220